July 10, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  CMA Arizona Municipal Money Fund
	    of CMA Mulit-State Municipal Series Trust
	    Post-Effective Amendment No. 9 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-54492
	    Investment Company Act File No. 811-5011)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), CMA Arizona Municipal
Money Fund of CMA Multi-State Municipal Series Trust (the
"Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 9 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A;
       and

   (2) the text of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on June 28, 2000.

				 Very truly yours,

				CMA ARIZONA MUNICIPAL MONEY
				FUND OF CMA MULTI-STATE
				MUNICIPAL SERIES TRUST


				By:  Phillip S. Gillespie /s/

				_________________________
				Phillip S. Gillespie
				Secretary